EQUITY - Accumulated Other Comprehensive Income (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	CAD 183,729	CAD 167,684
Fair value losses on derivatives designated as net investment hedges	(65,163)	(13,950)
Accumulated Other Comprehensive Income	CAD 118,566	CAD 153,734